Finance Income and Expense (Tables)	12 Months Ended
Sep. 30, 2023
Analysis of income and expense [abstract]
Summary of Finance Income and Expense

Finance income and expense comprised the following for the years ended September 30, 2023 and 2022:

	For the Year Ended September 30,
(in USD)	2023	2022
Finance income
Interest on bank deposits	9,292	2,693
Total finance income	9,292	2,693
Finance expense
Interest on convertible notes	(409,561)	(266,498)
Interest on loans and borrowings	(103,605)	(1,512)
Interest on lease liabilities	(39,402)	(9,719)
Other interest payable	(8,437)	(27,754)
Total finance expense	(561,005)	(305,483)